THE HENNESSY
                               MUTUAL FUNDS, INC.

                                 ANNUAL REPORT
                               SEPTEMBER 30, 2000

                          (HENNESSY MUTUAL FUNDS LOGO)

                        THE HENNESSY MUTUAL FUNDS, INC.
                              The Courtyard Square
                          750 Grant Avenue, Suite 100
                            Novato, California 94945
                                1 (415) 899-1555
                                1 (800) 966-4354
                             www.hennessy-funds.com
                          Hennessy Cornerstone Growth
                               Fund Symbol: HFCGX
                           Hennessy Cornerstone Value
                               Fund Symbol: HFCVX

                        THE HENNESSY MUTUAL FUNDS, INC.

                                                                    October 2000

Dear Shareholder:

I wanted to take this time to thank you for choosing to invest in the Hennessy Cornerstone Funds. I am pleased to be your portfolio manager because I am a firm believer of strategy indexing investing. Since becoming portfolio manager, I have consistently followed the index strategies that Jim O'Shaughnessy developed. We hired Frank Ingarra (formerly the Head Trader for the funds at O'Shaughnessy) to make sure that the stocks selected and traded are correct for the strategy. At the same time, we have taken some steps to better tax-manage the funds while remaining true to the Cornerstone strategies. For example, we have implemented tax-lot accounting to replace the existing first-in first-out method. We are also utilizing a line of credit in order to trade the funds in a more effective manner.

As you will see in this annual report, the two Cornerstone strategies continued to perform well for the fiscal year ended September 30, 2000. The Hennessy Cornerstone Growth Fund produced a net gain of 57.61%. I attribute this to a fall of overpriced large cap tech stocks and the broad based rally of small to medium cap stocks as investors' adjusted their technology heavy portfolios. The strategy stayed in line with its historical model by outperforming the indexes in the same time period.

For the fiscal year ended September 30, 2000, the Hennessy Cornerstone Value Fund was profitable at 1.30% but trailed the markets as income-producing equities remained out of favor with investors. Since the second half of its fiscal year and into its new fiscal year, the Cornerstone Value Fund is experiencing a turnaround and continues to look promising for the year ahead.

Looking forward I know you will find that at Hennessy Funds our shareholders always come first. Our philosophy is that each shareholder is important. That's why at Hennessy Funds, we do not use a voice mail system. When you call us during our business hours, you will always hear a friendly and courteous voice, and you will always have your question answered by a knowledgeable person. Your time and money are very valuable. When you need assistance, you deserve excellent service.

Thank you for continuing to put your trust and confidence in us. Please provide us with your e-mail address at fundsinfo@hennessy-funds.com so that we can send
                               ----------------------------
you current updates on the goings-on of our funds.

Our goal is to provide you with the best possible service, so please call or contact us with any questions or comments at 1-800-966-4354 or e-mail us at the funds information address listed above. Our door is always open.

Thank you again for making the Hennessy Funds part of your investment portfolio.

Best wishes,

/s/Neil J. Hennessy

Neil J. Hennessy
President & Portfolio Manager

Please visit us at www.hennessy-funds.com to see what's new.
                   ----------------------

                        HENNESSY CORNERSTONE GROWTH FUND

        COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE HENNESSY CORNERSTONE GROWTH FUND VERSUS THE S&P 500 COMPOSITE STOCK
   PRICE INDEX, THE LIPPER SMALL CAP GROWTH INDEX AND THE RUSSELL 2000 INDEX

                 HENNESSY            S&P 500          LIPPER SMALL     RUSSELL
               CORNERSTONE       COMPOSITE STOCK       CAP GROWTH        2000
   DATE        GROWTH FUND         PRICE INDEX           INDEX          INDEX
   ----        -----------         -----------           -----          -----
11/1/96*<F1>      10,000              10,000             10,000         10,000
12/31/96          10,073              10,560             10,287         10,678
 3/31/97           9,753              10,842              9,061         10,127
 6/30/97          11,864              12,729             10,708         11,764
 9/30/97          15,305              13,684             12,504         13,510
12/31/97          13,229              14,080             11,442         13,051
 3/31/98          15,000              16,041             12,734         14,397
 6/30/98          15,498              16,570             12,268         13,739
 9/30/98          11,077              14,921              9,342         10,957
12/31/98          13,716              18,119             11,552         12,744
 3/31/99          12,674              19,023             11,176         12,053
 6/30/99          14,723              20,366             12,769         13,928
 9/30/99          14,306              19,093             13,000         13,047
12/31/99          18,890              21,934             18,619         15,453
 3/31/00          20,892              22,436             21,953         16,547
 6/30/00          20,892              21,840             20,779         15,921
 9/30/00          22,547              22,051             20,450         16,098

*<F1>  inception date

           Past performance is not predictive of future performance.

The S&P 500 is a broad market-weighted average of U.S. blue-chip companies. The Lipper Small Cap Growth Index is comprised of mutual funds that invest at least 75% of equity assets in companies with market capitalizations of less than 250% of the dollar-weighted market capitalization of the S&P Small-Cap 600 index and have an above average price-to-earnings ratio, price-to-book ratio and three year earnings growth. The Russell 2000 tracks the 2000 smallest stocks in the Russell 3000. The indices are unmanaged and include reinvested dividends.

                        HENNESSY CORNERSTONE GROWTH FUND
                          AVERAGE ANNUAL TOTAL RETURN
                        PERIOD ENDED SEPTEMBER 30, 2000

                                                              SINCE INCEPTION
                                              ONE YEAR            11/1/96
                                              --------        ---------------
   Hennessy Cornerstone Growth Fund            57.61%             23.06%

                        HENNESSY CORNERSTONE VALUE FUND

   COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE HENNESSY CORNERSTONE VALUE FUND VERSUS THE S&P 500 COMPOSITE STOCK PRICE INDEX AND THE
                          LIPPER MULTI-CAP VALUE INDEX

               HENNESSY CORNERSTONE    S&P 500 COMPOSITE      LIPPER MULTI-CAP
   DATE             VALUE FUND         STOCK PRICE INDEX        VALUE INDEX
   ----             ----------         -----------------        -----------
11/1/96*<F2>          10,000                 10,000                10,000
12/31/96              10,028                 10,560                10,629
 3/31/97               9,818                 10,842                10,809
 6/30/97              10,729                 12,729                12,264
 9/30/97              11,521                 13,684                13,490
12/31/97              11,562                 14,080                13,490
 3/31/98              12,934                 16,041                15,031
 6/30/98              12,253                 16,570                14,765
 9/30/98              11,023                 14,921                12,520
12/31/98              12,324                 18,119                14,370
 3/31/99              12,519                 19,023                14,474
 6/30/99              14,244                 20,366                16,184
 9/30/99              12,910                 19,093                14,444
12/31/99              13,065                 21,934                15,224
 3/31/00              12,086                 22,436                15,259
 6/30/00              12,188                 21,840                15,106
 9/30/00              13,078                 22,051                15,976

*<F2>  inception date

           Past performance is not predictive of future performance.

The S&P is a broad market-weighted average of U.S. blue-chip companies. The Lipper Multi-Cap Value Index is comprised of mutual funds that invest in a variety of market capitalization ranges, without concentrating 75% or more of net assets in any one capitalization range over an extended period of time and have a below average price-to-earning ratio, price-to-book ratio and three year growth figure. The indices are unmanaged and include reinvested dividends.

                        HENNESSY CORNERSTONE VALUE FUND
                          AVERAGE ANNUAL TOTAL RETURN
                        PERIOD ENDED SEPTEMBER 30, 2000

                                                             SINCE INCEPTION
                                              ONE YEAR           11/1/96
                                              --------       ---------------
   Hennessy Cornerstone Value Fund             1.30%               7.09%

STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2000

                                                                                         HENNESSY             HENNESSY
                                                                                        CORNERSTONE         CORNERSTONE
                                                                                        GROWTH FUND          VALUE FUND
                                                                                        -----------         -----------
ASSETS:
Investments, at value (cost $149,013,541 and $17,872,069 respectively)                  $183,696,485         $17,477,564
Cash                                                                                          60,350                  --
Income receivable                                                                             24,126              91,273
Receivable for fund shares sold                                                               42,038               5,500
Organization costs, net of accumulated amortization                                            5,467               5,467
Other assets                                                                                  32,974              24,937
                                                                                        ------------         -----------
       Total Assets                                                                      183,861,440          17,604,741
                                                                                        ------------         -----------

LIABILITIES:
Payable to Adviser                                                                           225,814              24,494
Payable for fund shares redeemed                                                             913,818              43,580
Accrued expenses and other payables                                                          194,750              55,249
                                                                                        ------------         -----------
       Total Liabilities                                                                   1,334,382             123,323
                                                                                        ------------         -----------
NET ASSETS                                                                              $182,527,058         $17,481,418
                                                                                        ------------         -----------
                                                                                        ------------         -----------

NET ASSETS CONSIST OF:
Capital stock                                                                           $115,438,130         $21,896,024
Accumulated undistributed net investment income                                                   --             183,507
Accumulated undistributed net realized gains (losses) on investments                      32,405,984          (4,203,608)
Unrealized net appreciation (depreciation) on investments                                 34,682,944            (394,505)
                                                                                        ------------         -----------
       Total Net Assets                                                                 $182,527,058         $17,481,418
                                                                                        ------------         -----------
                                                                                        ------------         -----------

Shares authorized ($.0001 par value)                                                  25,000,000,000      25,000,000,000
Shares issued and outstanding                                                              9,370,892           1,698,529
Net asset value, offering price and redemption price per share                          $      19.48         $     10.29
                                                                                        ------------         -----------
                                                                                        ------------         -----------

                     See notes to the financial statements.

STATEMENTS OF OPERATIONS
YEAR ENDED SEPTEMBER 30, 2000

                                                                                          HENNESSY            HENNESSY
                                                                                        CORNERSTONE         CORNERSTONE
                                                                                        GROWTH FUND          VALUE FUND
                                                                                        -----------         -----------
INVESTMENT INCOME:
     Dividend income                                                                     $   307,683         $   826,227*<F3>
     Interest income                                                                          55,036               1,640
     Other income                                                                             84,179              33,611
                                                                                         -----------         -----------
          Total investment income                                                            446,898             861,478
                                                                                         -----------         -----------

EXPENSES:
     Investment advisory fees                                                              1,217,901             152,222
     Administration fees                                                                     161,093              21,988
     Fund accounting fees                                                                     42,896              27,941
     Custody fees                                                                             54,199              17,629
     Federal and state registration fees                                                      44,417              25,407
     Audit fees                                                                               39,204               8,392
     Legal fees                                                                               99,966              36,614
     Reports to shareholders                                                                  41,178               6,112
     Amortization of organization costs                                                        5,051               5,051
     Directors' fees and expenses                                                              6,588               7,729
     Transfer Agent Fees                                                                     200,839              65,819
     Other                                                                                    17,491               3,705
                                                                                         -----------         -----------
          Total expenses                                                                   1,930,823             378,609
                                                                                         -----------         -----------
NET INVESTMENT INCOME (LOSS)                                                              (1,483,925)            482,869
                                                                                         -----------         -----------

REALIZED AND UNREALIZED GAINS (LOSSES):
     Net realized gains (losses) on investments                                           44,709,165          (2,215,138)
     Change in unrealized appreciation or depreciation on investments                     25,514,702           2,013,424
                                                                                         -----------         -----------
          Net gain (loss) on investments                                                  70,223,867            (201,714)
                                                                                         -----------         -----------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                                                $68,739,942         $   281,155
                                                                                         -----------         -----------
                                                                                         -----------         -----------

*<F3>  Net of Foreign Taxes Withheld of $15,181

                     See notes to the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    HENNESSY CORNERSTONE               HENNESSY CORNERSTONE
                                                                        GROWTH FUND                         VALUE FUND
                                                               -----------------------------      -----------------------------
                                                                  YEAR ENDED SEPTEMBER 30,           YEAR ENDED SEPTEMBER 30,
                                                                   2000             1999              2000             1999
                                                               ------------     ------------      ------------     ------------
OPERATIONS:
   Net investment income (loss)                                $ (1,483,925)    $   (886,032)     $    482,869     $    716,483
   Net realized gain (loss) from security transactions           44,709,165       (1,597,353)       (2,215,138)       2,269,047
   Change in unrealized appreciation or
     depreciation on investments                                 25,514,702       25,593,050         2,013,424          553,549
                                                               ------------     ------------      ------------     ------------
   Net increase (decrease) in net assets
     resulting from operations                                   68,739,942       23,109,665           281,155        3,539,079
                                                               ------------     ------------      ------------     ------------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                            --               --          (864,771)        (511,737)
   From net realized gains from security transactions                    --               --        (2,378,765)      (1,009,259)
                                                               ------------     ------------      ------------     ------------
                                                                         --               --        (3,243,536)      (1,520,996)
                                                               ------------     ------------      ------------     ------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                     45,456,732       82,058,831         6,372,054       23,974,199
   Shares issued in exchange for shares of
     Aggressive Growth Fund                                      12,990,988               --                --               --
   Shares issued in exchange for shares of
     Dogs of the Market Fund                                             --               --         6,406,260               --
   Shares issued to holders in
     reinvestment of dividends                                           --               --         3,100,393        1,412,633
   Cost of shares redeemed                                      (65,432,829)     (64,774,920)      (21,739,958)     (23,026,258)
                                                               ------------     ------------      ------------     ------------
   Net increase (decrease) in net assets derived
     from capital share transactions                             (6,985,109)      17,283,911        (5,861,251)       2,360,574
                                                               ------------     ------------      ------------     ------------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                                                  61,754,833       40,393,576        (8,823,632)       4,378,657

NET ASSETS:
   Beginning of year                                            120,772,225       80,378,649        26,305,050       21,926,393
                                                               ------------     ------------      ------------     ------------
   End of year (including undistributed net
     investment income of $0, $0, $183,507
     and $565,497, respectively)                               $182,527,058     $120,772,225       $17,481,418      $26,305,050
                                                               ------------     ------------      ------------     ------------
                                                               ------------     ------------      ------------     ------------

CHANGES IN SHARES OUTSTANDING:
   Shares sold                                                    2,771,896        7,152,440           634,002        1,924,794
   Shares issued in exchange for shares of
     Aggressive Growth Fund                                         734,784               --                --               --
   Shares issued in exchange for shares of
     Dogs of the Market Fund                                             --               --           690,330               --
   Shares issued to holders as
     reinvestment of dividends                                           --               --           304,557          124,352
   Shares redeemed                                               (3,909,539)      (5,777,646)       (2,140,912)      (1,861,996)
                                                               ------------     ------------      ------------     ------------
   Net increase (decrease) in shares outstanding                   (402,859)       1,374,794          (512,023)         187,150
                                                               ------------     ------------      ------------     ------------
                                                               ------------     ------------      ------------     ------------

                     See notes to the financial statements.

FINANCIAL HIGHLIGHTS

                                                                              HENNESSY CORNERSTONE GROWTH FUND
                                                            -------------------------------------------------------------------
                                                                                                                   NOVEMBER 1,
                                                                                                                   1996(1)<F4>
                                                                                                                     THROUGH
                                                                         YEAR ENDED SEPTEMBER 30,                 SEPTEMBER 30,
                                                                 2000              1999              1998             1997
                                                            -------------      -------------    -------------     -------------
PER SHARE DATA:
   Net asset value, beginning of period                        $12.36             $ 9.57           $15.30            $10.00
                                                               ------             ------           ------            ------

   Income from investment operations:
      Net investment loss                                       (0.16)             (0.09)           (0.07)            (0.02)
      Net realized and unrealized gains
        (losses) on investments                                  7.28               2.88            (3.88)             5.32
                                                               ------             ------           ------            ------
          Total from investment operations                       7.12               2.79            (3.95)             5.30

   Less Distributions:
      From net investment income                                   --                 --               --                --
      From net realized gains                                      --                 --            (1.78)               --
                                                               ------             ------           ------            ------
          Total distributions                                      --                 --            (1.78)               --
                                                               ------             ------           ------            ------
   Net asset value, end of period                              $19.48             $12.36           $ 9.57            $15.30
                                                               ------             ------           ------            ------
                                                               ------             ------           ------            ------

TOTAL RETURN                                                   57.61%             29.15%          (27.63%)           53.05%(2)<F5>

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (millions)                        $182.5             $120.8            $80.4             $91.3
   Ratio of net expenses to average net assets:
      Before expense reimbursement                              1.18%              1.15%            1.16%             1.63%(3)<F6>
      After expense reimbursement                               1.18%              1.15%            1.16%             1.56%(3)<F6>
   Ratio of net investment (loss)
     to average net assets:
      Before expense reimbursement                             (0.90%)            (0.84%)          (0.86%)           (1.19%)(3)<F6>
      After expense reimbursement                              (0.90%)            (0.84%)          (0.86%)           (1.12%)(3)<F6>
   Portfolio turnover rate                                     95.28%            125.19%          119.98%            15.52%

(1)<F4>   Commencement of operations.
(2)<F5>   Not annualized.
(3)<F6>   Annualized.

                     See notes to the financial statements.

FINANCIAL HIGHLIGHTS

                                                                                HENNESSY CORNERSTONE VALUE FUND
                                                              -------------------------------------------------------------------
                                                                                                                     NOVEMBER 1,
                                                                                                                     1996(1)<F7>
                                                                                                                       THROUGH
                                                                           YEAR ENDED SEPTEMBER 30,                 SEPTEMBER 30,
                                                                   2000              1999              1998             1997
                                                              -------------      -------------    -------------     -------------
PER SHARE DATA:
   Net asset value, beginning of period                          $11.90            $10.84            $11.50           $10.00
                                                                 ------            ------            ------           ------
   Income from investment operations:
      Net investment income                                        0.32              0.33              0.21             0.15
      Net realized and unrealized gains
        (losses) on investments                                   (0.18)             1.49             (0.70)            1.37
                                                                 ------            ------            ------           ------
          Total from investment operations                         0.14              1.82             (0.49)            1.52

   Less Distributions:
      From net investment income                                  (0.47)            (0.26)            (0.17)           (0.02)
      From net realized gains                                     (1.28)            (0.50)               --               --
                                                                 ------            ------            ------           ------
          Total distributions                                     (1.75)            (0.76)            (0.17)           (0.02)
                                                                 ------            ------            ------           ------
   Net asset value, end of period                                $10.29            $11.90            $10.84           $11.50
                                                                 ------            ------            ------           ------
                                                                 ------            ------            ------           ------

TOTAL RETURN                                                      1.30%            17.12%           (4.32)%           15.21%(2)<F8>

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (millions)                           $17.5             $26.3             $21.9            $13.5(2)<F8>
   Ratio of net expenses to average net assets:
      Before expense reimbursement                                1.85%             1.38%             1.45%            2.66%(3)<F9>
      After expense reimbursement                                 1.85%             1.38%             1.45%            1.85%(3)<F9>
   Ratio of net investment (loss)
     to average net assets:
      Before expense reimbursement                                2.36%             2.58%             2.12%            1.93%(3)<F9>
      After expense reimbursement                                 2.36%             2.58%             2.12%            2.73%(3)<F9>
   Portfolio turnover rate                                       86.13%           122.79%            51.56%            2.01%

(1)<F7>   Commencement of operations.
(2)<F8>   Not annualized.
(3)<F9>   Annualized.

                     See notes to the financial statements.

HENNESSY CORNERSTONE GROWTH FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2000

  NUMBER
OF SHARES                                                            VALUE
---------                                                            -----
            COMMON STOCKS -- 100.34%

            AMUSEMENT AND RECREATION SERVICES -- 5.43%
 200,590    Argosy Gaming Company                                 $  3,635,694
 118,080    Harrah's Entertainment, Inc.*<F11>                       3,247,200
 139,140    Pinnacle Entertainment, Inc.*<F11>                       3,026,295
                                                                  ------------
                                                                     9,909,189
                                                                  ------------

            APPAREL AND ACCESSORY STORES -- 6.09%
 471,180    Charming Shoppes, Inc.*<F11>                             2,458,971
 134,240    Hot Topic, Inc.*<F11> +<F10>                             4,027,200
  69,990    The Talbots, Inc.+<F10>                                  4,636,837
                                                                  ------------
                                                                    11,123,008
                                                                  ------------

            BUSINESS SERVICES -- 10.49%
 233,360    4Front Technologies, Inc.*<F11> +<F10>                   4,244,235
 145,240    Hall, Kinion & Associates, Inc.*<F11>                    4,130,262
 256,120    Indus International, Inc.*<F11>                          1,248,585
     278    Opus360 Corporation, Rts.*<F11>                                  0
 179,050    Sensormatic Electronics Corporation*<F11> +<F10>         2,685,750
 445,950    SITEL Corporation*<F11>                                  1,309,978
 241,340    Take-Two Interactive Software, Inc.*<F11> +<F10>         3,031,834
  69,880    True North Communications, Inc.                          2,498,210
                                                                  ------------
                                                                    19,148,854
                                                                  ------------

            CHEMICALS AND ALLIED PRODUCTS -- 1.18%
 117,000    Church & Dwight Co., Inc.                                2,149,875
                                                                  ------------

            COMMUNICATIONS -- 0.85%
 102,810    Audiovox Corporation*<F11> +<F10>                        1,548,576
                                                                  ------------

            ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT AND
              COMPONENTS, EXCEPT COMPUTER EQUIPMENT -- 7.46%
  93,760    Amphenol Corporation*<F11>                               5,338,460
  93,010    Imation Corp.*<F11>                                      1,732,311
 117,570    Park Electrochemical Corp.                               6,539,831
                                                                  ------------
                                                                    13,610,602
                                                                  ------------

            ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT
            AND RELATED SERVICES -- 6.42%
 102,160    Quest Diagnostics Incorporated*<F11>                    11,722,860
                                                                  ------------

            FABRICATED METAL PRODUCTS, EXCEPT MACHINERY AND
            TRANSPORTATION EQUIPMENT -- 4.77%
 123,370    The Shaw Group, Inc.*<F11> +<F10>                        8,697,585
                                                                  ------------

            FOOD AND KINDRED PRODUCTS -- 1.41%
 153,700    Hormel Foods Corporation+<F10>                           2,564,869
                                                                  ------------

            GENERAL MERCHANDISE STORES -- 2.79%
  85,530    BJ's Wholesale Club, Inc.*<F11>                          2,918,711
  85,020    Target Corporation                                       2,178,637
                                                                  ------------
                                                                     5,097,348
                                                                  ------------

            HOME FURNITURE, FURNISHINGS AND EQUIPMENT STORES -- 5.46%
  69,290    Circuit City Stores-Circuit City Group                   1,593,670
  87,920    Tweeter Home Entertainment Group, Inc.*<F11> +<F10>      3,192,595
 126,090    Ultimate Electronics, Inc.*<F11> +<F10>                  5,185,451
                                                                  ------------
                                                                     9,971,716
                                                                  ------------

            HOTELS, ROOMING HOUSES, CAMPS AND OTHER LODGING PLACES -- 8.24%
 287,085    Aztar Corporation*<F11>                                  4,413,932
 236,690    Isle of Capri Casinos, Inc.*<F11>                        3,668,695
 155,100    Mandalay Resort Group*<F11>                              3,974,438
 208,715    Station Casinos, Inc.*<F11>                              2,974,189
                                                                  ------------
                                                                    15,031,254
                                                                  ------------

            INDUSTRIAL AND COMMERCIAL MACHINERY
              AND COMPUTER EQUIPMENT -- 9.79%
  79,440    CDW Computer Centers, Inc.*<F11> +<F10>                  5,481,360
 134,580    InFocus Corporation*<F11>                                7,132,740
  57,780    Safeguard Scientifics, Inc.*<F11> +<F10>                 1,151,989
  76,950    ScanSource, Inc.*<F11>                                   4,107,206
                                                                  ------------
                                                                    17,873,295
                                                                  ------------

            LEATHER AND LEATHER PRODUCTS -- 2.65%
 118,120    The Timberland Company*<F11>                             4,842,920
                                                                  ------------

            MEASURING, ANALYZING AND CONTROLLING INSTRUMENTS;
            PHOTOGRAPHIC, MEDICAL AND OPTICAL GOODS; WATCHES
            AND CLOCKS -- 3.85%
 274,420    Concord Camera Corp.*<F11>                               7,032,013
                                                                  ------------

            MISCELLANEOUS RETAIL -- 11.90%
 152,300    Coldwater Creek, Inc.*<F11> +<F10>                       4,112,100
  68,470    Costco Wholesale Corporation*<F11> +<F10>                2,392,171
 109,580    Michaels Stores, Inc.*<F11> +<F10>                       4,383,200
 135,715    PC Connection, Inc.*<F11> +<F10>                         7,735,755
 127,000    Whitehall Jewellers, Inc.*<F11>                          1,008,062
  64,540    Zale Corporation*<F11>                                   2,093,516
                                                                  ------------
                                                                    21,724,804
                                                                  ------------

            MOTOR FREIGHT TRANSPORTATION AND WAREHOUSING -- 2.19%
 260,170    Arkansas Best Corporation*<F11>                          4,000,114
                                                                  ------------

            PRIMARY METAL INDUSTRIES -- 2.10%
  75,200    Alcoa Inc.                                               1,903,500
  86,110    Mueller Industries, Inc.*<F11>                           1,932,093
                                                                  ------------
                                                                     3,835,593
                                                                  ------------

            PRINTING, PUBLISHING AND ALLIED INDUSTRIES -- 0.37%
 109,070    Workflow Management, Inc.*<F11> +<F10>                     668,054
                                                                  ------------

            RUBBER AND MISCELLANEOUS PRODUCTS -- 0.83%
  96,790    Spartech Corporation                                     1,506,294
                                                                  ------------

            SECURITY AND COMMODITY BROKERS,
              DEALERS, EXCHANGES AND SERVICES -- 2.98%
  36,860    Lehman Brothers Holdings, Inc.                           5,446,065
                                                                  ------------

            TEXTILE MILL PRODUCTS -- 0.69%
 171,020    Polymer Group, Inc.                                      1,261,272
                                                                  ------------

            WHOLESALE TRADE - DURABLE GOODS -- 2.40%
  83,210    ACT Manufacturing, Inc.*<F11> +<F10>                     4,389,328
                                                                  ------------
            TOTAL COMMON STOCKS (Cost $148,472,544)                183,155,488
                                                                  ------------

PRINCIPAL
  AMOUNT
---------
            VARIABLE RATE DEMAND NOTES#<F12> -- 0.30%
$540,997    Firstar Bank, 6.37%                                        540,997
                                                                  ------------
            TOTAL VARIABLE RATE DEMAND NOTES (Cost $540,997)           540,997
                                                                  ------------
            TOTAL INVESTMENTS -- 100.64% (Cost $149,013,541)       183,696,485
                                                                  ------------
            Other Liabilities and Assets, Net -- (0.64%)            (1,169,427)
                                                                  ------------
            NET ASSETS -- 100.0%                                  $182,527,058
                                                                  ------------
                                                                  ------------

+<F10>    Securities in whole or in part on loan.
*<F11>    Non-income producing security
#<F12> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of September 30, 2000.

                     See notes to the financial statements.

HENNESSY CORNERSTONE VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2000

  NUMBER
OF SHARES                                                             VALUE
---------                                                             -----
            COMMON STOCKS -- 98.94%

            COMMUNICATIONS -- 2.40%
  11,500    Telefonica de Argentina S.A. - ADR+<F13>               $   419,031
                                                                   -----------

            DIVERSIFIED OPERATIONS -- 1.25%
  21,200    Desc S.A. de C.V. - ADR+<F13>                              218,625
                                                                   -----------

            ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT AND
            COMPONENTS, EXCEPT COMPUTER EQUIPMENT -- 2.18%
  13,400    Raytheon Company                                           381,063
                                                                   -----------

            ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT
            AND RELATED SERVICES -- 1.63%
  28,900    The ServiceMaster Company                                  285,387
                                                                   -----------

            FABRICATED METAL PRODUCTS, EXCEPT MACHINERY AND
            TRANSPORTATION EQUIPMENT -- 4.85%
   8,820    Cooper Industries, Inc.                                    310,905
  16,300    Lockheed Martin Corporation                                537,248
                                                                   -----------
                                                                       848,153
                                                                   -----------

            FOOD AND KINDRED PRODUCTS -- 14.99%
  15,700    ConAgra Foods, Inc.                                        314,981
  11,100    Diageo plc - ADR                                           391,969
   9,910    General Mills, Inc.+<F13>                                  351,805
   8,900    H.J. Heinz Company                                         329,856
  11,500    Kellogg Company                                            278,156
  33,450    Nabisco Group Holdings Corp.                               953,325
                                                                   -----------
                                                                     2,620,092
                                                                   -----------

            FOOD STORES -- 1.23%
  14,900    Winn-Dixie Stores, Inc.                                    214,188
                                                                   -----------

            GENERAL MERCHANDISE STORES -- 3.37%
  17,790    J.C. Penney Company, Inc.                                  210,144
  11,700    Sears, Roebuck & Co.+<F13>                                 379,314
                                                                   -----------
                                                                       589,458
                                                                   -----------

            HOLDING COMPANIES -- 1.35%
  24,200    Tomkins plc - ADR+<F13>                                    235,950
                                                                   -----------

            INSURANCE CARRIERS -- 6.29%
  20,000    Conseco, Inc.+<F13>                                        152,500
   8,900    Lincoln National Corporation                               428,312
  10,520    The St. Paul Companies, Inc.                               518,768
                                                                   -----------
                                                                     1,099,580
                                                                   -----------

            MEASURING, ANALYZING, AND CONTROLLING INSTRUMENTS;
            PHOTOGRAPHIC MEDICAL AND OPTICAL GOODS; WATCHES
            AND CLOCKS -- 1.35%
  15,700    Xerox Corporation                                          236,481
                                                                   -----------

            NATIONAL COMMERCIAL BANKS -- 23.98%
  11,120    Bank One Corporation                                       429,510
   7,060    Bank of America Corporation                                369,768
   7,600    Comerica Incorporated                                      444,125
  10,780    First Union Corporation                                    346,981
  10,219    FleetBoston Financial Corporation                          398,541
  16,410    Huntington Bancshares, Incorporated                        241,022
  16,090    KeyCorp                                                    407,278
   7,970    PNC Financial Services Group                               518,050
  11,570    Summit Bancorp.                                            399,165
  14,900    U.S. Bancorp                                               338,975
   9,020    Union Planters Corporation                                 298,224
                                                                   -----------
                                                                     4,191,639
                                                                   -----------

            OIL AND GAS EXTRACTION -- 4.21%
   5,700    Kerr-McGee Corporation                                     377,625
  16,400    Occidental Petroleum Corporation                           357,725
                                                                   -----------
                                                                       735,350
                                                                   -----------

            PETROLEUM REFINING AND RELATED INDUSTRIES -- 6.50%
  14,300    Conoco, Inc.                                               385,206
   6,540    Texaco, Inc.+<F13>                                         343,350
  14,400    USX-Marathon Group                                         408,600
                                                                   -----------
                                                                     1,137,156
                                                                   -----------

            RAILROAD TRANSPORTATION -- 2.86%
  11,300    CSX Corporation                                            246,481
  17,300    Norfolk Southern Corporation                               253,013
                                                                   -----------
                                                                       499,494
                                                                   -----------

            RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS -- 1.31%
  12,700    The Goodyear Tire & Rubber Company+<F13>                   228,600
                                                                   -----------

            SAVINGS INSTITUTIONS - FEDERALLY CHARTERED -- 3.12%
  13,700    Washington Mutual, Inc.+<F13>                              545,431
                                                                   -----------

            STATE COMMERCIAL BANKS -- 3.70%
   4,700    National Australia Bank Limited+<F13>                      326,063
  14,100    Regions Financial Corporation                              319,894
                                                                   -----------
                                                                       645,957
                                                                   -----------

            TOBACCO PRODUCTS -- 5.19%
  34,700    British American Tobacco p.l.c. - ADR+<F13>                453,269
  15,440    Philip Morris Companies Inc.                               454,515
                                                                   -----------
                                                                       907,784
                                                                   -----------

            TRANSPORTATION & LEISURE -- 1.34%
   5,500    British Airways PLC - ADR+<F13>                            235,125
                                                                   -----------

            TRANSPORTATION EQUIPMENT -- 5.76%
  13,700    Corus Group plc - ADR+<F13>                                106,175
  11,860    Dana Corporation                                           254,990
   4,600    DaimlerChrysler AG+<F13>                                   204,194
   6,670    Ford Motor Company                                         168,834
  14,330    Genuine Parts Company                                      273,166
                                                                   -----------
                                                                     1,007,359
                                                                   -----------

            WHOLESALE TRADE - DURABLE -- 0.08%
     904    Visteon Corporation                                         13,673
                                                                   -----------
            TOTAL COMMON STOCKS (Cost $17,690,081)                  17,295,576
                                                                   -----------

PRINCIPAL
  AMOUNT
---------
            VARIABLE RATE DEMAND NOTES#<F14> -- 1.04%
$159,472    Firstar Bank, 6.37%                                        159,472
  22,516    Wisconsin Corporation Central Credit Union, 6.29%           22,516
                                                                   -----------
            TOTAL VARIABLE RATE DEMAND NOTES (Cost $181,988)           181,988
                                                                   -----------
            TOTAL INVESTMENTS -- 99.98% (Cost $17,872,069)          17,477,564
                                                                   -----------
            Other Assets and Liabilities, Net -- 0.02%                   3,854
                                                                   -----------
            NET ASSETS -- 100.0%                                   $17,481,418
                                                                   -----------
                                                                   -----------

+<F13> Securities in whole or in part on loan.
#<F14> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of September 30, 2000.
ADR - American Depository Receipts

                     See notes to the financial statements.

NOTES TO THE FINANCIAL STATEMENTS
SEPTEMBER 30, 2000

1).  ORGANIZATION

     The Hennessy Cornerstone Growth Fund, formerly O'Shaughnessy Cornerstone Growth Fund, and Hennessy Cornerstone Value Fund, formerly O'Shaughnessy Cornerstone Value Fund (the "Funds") are each a series of shares of The Hennessy Mutual Funds, Inc., which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Funds began operations on November 1, 1996.

2).  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles.

a). Security Valuation -- The Funds' investments are carried at market value. Securities listed on an exchange or quoted on a National Market System are valued at the last sale price. Other securities are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Directors. Short-term investments are valued at amortized cost, which approximates market value.

b). Federal Income Taxes -- It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

c). Security Transactions, Dividends and Distributions -- Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses on securities sold are determined under the identified cost basis.

d). Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

3).  INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     As a result of the proxy vote (see note 8), Edward J. Hennessy, Inc. (the"Manager") was named the investment manager as of June 30, 2000, replacing O'Shaughnessy Capital Management, Inc. The Manager provides the Funds with investment management services under a Management Agreement. The Manager furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Manager is entitled to a monthly fee from each Fund at the annual rate of 0.74% based upon the average daily net assets of the Funds.

     As of September 1, 2000, Firstar Mutual Fund Services, LLC (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the directors; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds' expenses and reviews the Funds' expense accruals. Fees paid to Firstar Mutual Fund Services, LLC for the year ended September 30, 2000 were $12,648 and $2,500 for Cornerstone Growth and Cornerstone Value Funds, respectively.

     Effective September 1, 2000 Quasar Distributors, LLC (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Administrator.

     Prior to September 1, 2000, the Fund's Administrator and Distributor were Investment Company Administration, LLC and First Fund Distributors, Inc., respectively.

     Administration fees paid to Investment Company Administration, LLC were $148,445 and $19,488 for Cornerstone Growth and Cornerstone Value Funds, respectively, for the year ended September 30, 2000.

     Certain officers of the Funds were also officers and/or directors of Investment Company Administration, LLC and First Fund Distributors, Inc.

4).  PURCHASES AND SALES OF SECURITIES

     For the year ended September 30, 2000, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, for the Cornerstone Growth Fund were $154,020,974 and $174,293,407, respectively.

     For the year ended September 30, 2000, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, for the Cornerstone Value Fund were $17,824,883 and $32,195,456, respectively.

5).  SECURITIES LENDING

     At September 30, 2000, the Cornerstone Growth Fund and Cornerstone Value Fund, respectively, loaned securities valued at $41,865,988 and $3,710,255 to certain brokers, dealers and other financial institutions, with the Fund's custodian acting as lending agent. For collateral, the Funds received $44,369,500 and $3,896,370, respectively, in the form of commercial paper and other short term investments. This represents an amount equal to 102% of the market value of the loaned securities, marked-to-market daily. The risks to the Funds, of lending their securities, are that the borrower may not provide additional collateral when required or return the securities when due.

6).  INCOME TAXES

     At September 30, 2000, the cost of securities for income tax purposes in the Cornerstone Growth Fund was approximately $149,315,294. Unrealized appreciation and depreciation of securities were as follows:

     Gross unrealized appreciation                         $58,171,903
     Gross unrealized depreciation                         (23,790,712)
                                                           -----------
        Net unrealized appreciation                        $34,381,191
                                                           -----------
                                                           -----------

     At September 30, 2000, the cost of securities for income tax purposes in the Cornerstone Value Fund was approximately $18,482,632. Unrealized appreciation and depreciation of securities were as follows:

     Gross unrealized appreciation                         $ 2,054,681
     Gross unrealized depreciation                          (3,059,749)
                                                           -----------
        Net unrealized depreciation                        $(1,005,068)
                                                           -----------
                                                           -----------

     Net realized capital gains/losses differ for financial statement and tax purposes primarily due to differing tax treatment of wash sales.

     At September 30, 2000, Cornerstone Value Fund had tax basis capital losses of $1,141,777, including$142,288 which arose on the merger of Dogs of the Market Fund discussed in Note 7, which may be carried over to offset future capital gains. Such losses expire September 30, 2007 through September 30, 2008.

     At September 30, 2000, Cornerstone Value Fund has deferred capital losses occurring subsequent to October 31, 1999 of $2,451,268. For tax purposes, such losses will be reflected in the year ending September 30, 2001.

     For the year ended October 31, 2000, Cornerstone Growth Fund utilized capital loss carryforwards of $8,247,030.

7).  FUND MERGER

     On March 24, 2000, the shareholders of the O'Shaughnessy Funds approved a plan of reorganization whereby on that date, the O'Shaughnessy Cornerstone Growth Fund acquired all the net assets of the O'Shaughnessy Aggressive Growth Fund and the O'Shaughnessy Cornerstone Value Fund acquired all the net assets of the O'Shaughnessy Dogs of the Market Fund. These acquisitions were accomplished by the tax-free exchange of shares on the acquisition date, pursuant to a plan of reorganization approved by the O'Shaughnessy Funds' shareholders. The net assets, net unrealized appreciation (depreciation), and shares outstanding of the O'Shaughnessy Aggressive Growth and O'Shaughnessy Dogs of the Market immediately prior to the acquisition were as follows:

                                        AGGRESSIVE         DOGS OF THE
                                          GROWTH              MARKET
                                          MARKET               FUND
                                        ----------         -----------
     Net Assets                        $12,990,988         $ 6,406,260

     Net Unrealized
       Appreciation
       (Depreciation)
       on Investments                  $ 1,343,399         $(1,506,741)

     Shares Outstanding                    934,533             771,631

     The net assets of the following Funds, the accounting survivors of the reorganizations, immediately after the acquisitions were as follows:

     Cornerstone Growth Fund                    $184,456,834
     Cornerstone Value Fund                     $ 22,323,163

8).  SUBSEQUENT EVENT

     Effective October 31, 2000, Cornerstone Growth Fund and Cornerstone Value Fund opened $2,000,000 and $500,000 lines of credit, respectively, intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.

9).  PROXY VOTING RESULTS (UNAUDITED)

     HENNESSY CORNERSTONE GROWTH FUND

     A special meeting of the Fund's shareholders was held on June 30, 2000. The results of the votes taken among shareholders on proposals before them are reported below. Each vote reported represents one share of shares outstanding held on the record date for the meeting.

     PROPOSAL 1

     To approve the new investment management agreement between O'Shaughnessy Funds, Inc. on behalf of the Fund, and Edward J. Hennessy, Inc.

                                                # OF                % OF
                                             VOTES CAST          VOTES CAST
                                             ----------          ----------
     Affirmative                              6,075,818             90.33%
     Against                                    498,838              7.41%
     Abstain                                    152,134              2.26%
                                              ---------            -------
          Total                               6,726,790            100.00%

     PROPOSAL 2

     To elect as Directors.

                                                # OF                % OF
                                             VOTES CAST          VOTES CAST
                                             ----------          ----------
     J. DENNIS DESOUSA
     Affirmative                              6,331,310             94.12%
     Withheld                                   395,480              5.88%
                                              ---------            -------
          Total                               6,726,790            100.00%

     ROBERT T. DOYLE
     Affirmative                              6,323,282             94.00%
     Withheld                                   403,508              6.00%
                                              ---------            -------
          Total                               6,726,790            100.00%

     NEIL J. HENNESSY
     Affirmative                              6,363,912             94.61%
     Withheld                                   362,878              5.39%
                                              ---------            -------
          Total                               6,726,790            100.00%

     HARRY F. THOMAS
     Affirmative                              6,370,354             94.70%
     Withheld                                   356,436              5.30%
                                              ---------            -------
          Total                               6,726,790            100.00%

     PROPOSAL 3

     To ratify the selection of PricewaterhouseCoopers LLP as the independent accountants of the O'Shaughnessy Funds, Inc. for the fiscal year ending September 30, 2000.

                                                # OF                % OF
                                             VOTES CAST          VOTES CAST
                                             ----------          ----------
     Affirmative                              6,496,581             96.58%
     Against                                    106,789              1.59%
     Abstain                                    123,420              1.83%
                                              ---------            -------
          Total                               6,726,790            100.00%

     HENNESSY CORNERSTONE VALUE FUND

     A special meeting of the Fund's shareholders was held on June 30, 2000. The results of the votes taken among shareholders on proposals before them are reported below. Each vote reported represents one share of shares outstanding held on the record date for the meeting.

     PROPOSAL 1

     To approve the new investment management agreement between O'Shaughnessy Funds, Inc. on behalf of the Fund, and Edward J. Hennessy, Inc.

                                                # OF                % OF
                                             VOTES CAST          VOTES CAST
                                             ----------          ----------
     Affirmative                              1,499,844             90.79%
     Against                                    114,741              6.95%
     Abstain                                     37,318              2.26%
                                              ---------            -------
          Total                               1,651,903            100.00%

     PROPOSAL 2

     To elect as Directors.

                                                # OF                % OF
                                             VOTES CAST          VOTES CAST
                                             ----------          ----------
     J. DENNIS DESOUSA
     Affirmative                              1,514,632             91.69%
     Withheld                                   137,271              8.31%
                                              ---------            -------
          Total                               1,651,903            100.00%

     ROBERT T. DOYLE
     Affirmative                              1,512,472             91.56%
     Withheld                                   139,431              8.44%
                                              ---------            -------
          Total                               1,651,903            100.00%

     NEIL J. HENNESSY
     Affirmative                              1,518,536             91.93%
     Withheld                                   133,367              8.07%
                                              ---------            -------
          Total                               1,651,903            100.00%

     HARRY F. THOMAS
     Affirmative                              1,521,147             92.08%
     Withheld                                   130,756              7.92%
                                              ---------            -------
          Total                               1,651,903            100.00%

     PROPOSAL 3

     To ratify the selection of PricewaterhouseCoopers LLP as the independent accountants of the O'Shaughnessy Funds, Inc. for the fiscal year ending September 30, 2000.

                                                # OF                % OF
                                             VOTES CAST          VOTES CAST
                                             ----------          ----------
     Affirmative                              1,564,949             94.74%
     Against                                     42,501              2.57%
     Abstain                                     44,453              2.69%
                                              ---------            -------
          Total                               1,651,903            100.00%

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of Hennessy Cornerstone Growth Fund and
Hennessy Cornerstone Value Fund

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Hennessy Cornerstone Growth Fund and Hennessy Cornerstone Value Fund (constituting Hennessy Mutual Funds, Inc., hereafter referred to as the "Fund") at September 30, 2000, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights for periods prior to October 1, 1998 were audited by other independent accountants whose report dated October 23, 1998 expressed an unqualified opinion on those financial statements.

PricewaterhouseCoopers LLP
November 13, 2000

INVESTMENT ADVISER
   Edward J. Hennessy, Inc.
   The Courtyard Square
   750 Grant Avenue, Suite 100
   Novato, CA 94945

ADMINISTRATOR, TRANSFER AGENT,
DIVIDEND PAYING AGENT & SHAREHOLDER SERVICING AGENT
   Firstar Mutual Fund Services, LLC
   P.O. Box 701
   Milwaukee, WI 53201-0701
   (800) 261-6950

CUSTODIAN
   Firstar Bank, N.A.
   P.O. Box 701
   Milwaukee, WI 53201-0701
   (800) 261-6950

DIRECTORS
   Neil J. Hennessy
   Robert T. Doyle
   J. Dennis DeSousa
   Harry F. Thomas

COUNSEL
   Foley & Lardner
   777 East Wisconsin Avenue
   Milwaukee, WI 53202-5367

INDEPENDENT AUDITORS
   PricewaterhouseCoopers LLP
   1177 Avenue of the Americas
   New York, NY  10036